UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saracen Energy Advisors, LP
Address: Five Greeway Plaza
         Suite 1310
         Houston, TX  77046

13F File Number:  28-12925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael R. Kutsch
Title:     Manager of Saracen LLC, the General Partner
Phone:     713.366.7014

Signature, Place, and Date of Signing:

     Michael R. Kutsch     Houston, Texas     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $54,626 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     3267    84000 SH       SOLE                    84000
ARENA RESOURCES INC            COM              040049108     1722    67569 SH       SOLE                    67569
BAKER HUGHES INC               COM              057224107      999    35000 SH       SOLE                    35000
BERRY PETE CO                  CL A             085789105     1550   141398 SH       SOLE                   141398
BIOFUEL ENERGY CORP            COM              09064Y109      220   595745 SH       SOLE                   595745
BJ SVCS CO                     COM              055482103      386    38747 SH       SOLE                    38747
BRIGHAM EXPLORATION CO         COM              109178103      115    60404 SH       SOLE                    60404
CABOT OIL & GAS CORP           COM              127097103     1807    46100 SH       SOLE                    46100
CARBO CERAMICS INC             COM              140781105     1138    40000 SH       SOLE                    40000
COMPLETE PRODUCTION SERVICES   COM              20453E109      799   259290 SH       SOLE                   259290
CORE LABORATORIES N V          COM              N22717107      658     9000 SH       SOLE                     9000
DEVON ENERGY CORP NEW          COM              25179M103     2495    55827 SH       SOLE                    55827
ENCORE ACQUISITION CO          COM              29255W100      714    30673 SH       SOLE                    30673
FOREST OIL CORP                COM PAR $0.01    346091705     3427   260600 SH       SOLE                   260600
GOODRICH PETE CORP             COM NEW          382410405      338    17456 SH       SOLE                    17456
KEY ENERGY SVCS INC            COM              492914106      651   226178 SH       SOLE                   226178
NATIONAL OILWELL VARCO INC     COM              637071101      322    11200 SH       SOLE                    11200
NEWFIELD EXPL CO               COM              651290108      942    41500 SH       SOLE                    41500
NOBLE ENERGY INC               COM              655044105     4607    85500 SH       SOLE                    85500
NORTHERN OIL & GAS INC NEV     COM              665531109     2899   805224 SH       SOLE                   805224
OCEANEERING INTL INC           COM              675232102      774    21000 SH       SOLE                    21000
OIL STS INTL INC               COM              678026105      359    26737 SH       SOLE                    26737
PETROHAWK ENERGY CORP          COM              716495106     3012   156631 SH       SOLE                   156631
PLAINS EXPL& PRODTN CO         COM              726505100     2826   164020 SH       SOLE                   164020
PRECISION DRILLING TR          TR UNIT          740215108      227    84664 SH       SOLE                    84664
PROSHARES TR                   PSHS ULTRSHT O&G 74347R586        3      100 SH       SOLE                      100
RANGE RES CORP                 COM              75281A109     2383    57904 SH       SOLE                    57904
REX ENERGY CORPORATION         COM              761565100      751   261659 SH       SOLE                   261659
SANDRIDGE ENERGY INC           COM              80007P307       89    13500 SH       SOLE                    13500
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     1916    75000 SH       SOLE                    75000
SOUTHWESTERN ENERGY CO         COM              845467109     2209    74387 SH       SOLE                    74387
SUPERIOR ENERGY SVCS INC       COM              868157108     1390   107800 SH       SOLE                   107800
SUPERIOR WELL SVCS INC         COM              86837X105      153    29836 SH       SOLE                    29836
T-3 ENERGY SRVCS INC           COM              87306E107      774    65687 SH       SOLE                    65687
TETON ENERGY CORP              COM              881628101       36    91668 SH       SOLE                    91668
TRANSOCEAN LTD                 REG SHS          H8817H100     2598    44159 SH       SOLE                    44159
WILLBROS GROUP INC DEL         COM              969203108     1306   134690 SH       SOLE                   134690
WILLIAMS COS INC DEL           COM              969457100       23     2000 SH       SOLE                     2000
XTO ENERGY INC                 COM              98385X106     4741   154819 SH       SOLE                   154819